Prospectus Supplement

May 3, 2010

The Universal Institutional Funds, Inc.

Supplement dated May 3, 2010 to The Universal Institutional Funds, Inc. Prospectus, dated April 30, 2010 of:

Core Plus Fixed Income Portfolio (Class I)

The following is added after the eighth paragraph under the section entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Additional Investment Strategy Information":

Municipal Securities

The Portfolio may invest in municipal securities, which may include Build America Bonds. Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. However, the Portfolios may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal securities involve the risk that an issuer may call securities for redemption, which could force a Portfolio to reinvest the proceeds at a lower rate of interest.

Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds ("direct pay" Build America Bonds) or (ii) provide tax credits to investors in the bonds ("tax credit" Build America Bonds). Issuance of Build America Bonds will cease on December 31, 2010, unless extended. In the event that the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

Please retain this supplement for future reference.

Prospectus Supplement

May 3, 2010

The Universal Institutional Funds, Inc.

Supplement dated May 3, 2010 to The Universal Institutional Funds, Inc. Prospectus, dated April 30, 2010 of:

Core Plus Fixed Income Portfolio (Class II)

The following is added after the eighth paragraph under the section entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Additional Investment Strategy Information":

Municipal Securities

The Portfolio may invest in municipal securities, which may include Build America Bonds. Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. However, the Portfolios may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal securities involve the risk that an issuer may call securities for redemption, which could force a Portfolio to reinvest the proceeds at a lower rate of interest.

Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds ("direct pay" Build America Bonds) or (ii) provide tax credits to investors in the bonds ("tax credit" Build America Bonds). Issuance of Build America Bonds will cease on December 31, 2010, unless extended. In the event that the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

Please retain this supplement for future reference.